GOODWILL (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	$ 44,409,000,000
Goodwill Translation Adjustments	827,000,000
Goodwill acquired	930,000,000
Goodwill Impairment.	(6,100,000,000)
Goodwill, balance as of December 31	40,035,000,000
Generics [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	32,863,000,000
Goodwill Translation Adjustments	713,000,000
Goodwill acquired	1,490,000,000
Goodwill Impairment.	(6,100,000,000)
Goodwill, balance as of December 31	28,959,000,000
Specialty [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	9,323,000,000
Goodwill Translation Adjustments	92,000,000
Goodwill acquired	0
Goodwill, balance as of December 31	9,391,000,000
Other Good Will [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	2,223,000,000
Goodwill Translation Adjustments	22,000,000
Goodwill acquired	(560,000,000)
Goodwill, balance as of December 31	$ 1,685,000,000